Income Taxes (Schedule Of Reconciliation Of Income Tax Provision) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
Expected provision/(benefit) at the statutory rate	$ (300)					$ (10,100)												$ (35,600)	$ (17,000)	$ (50,461)	$ (59,469)	$ 5,941
Non-deductible stock-based compensation	(5,100)					22,500												42,100	39,500	96,469	35,879	8,685
State income taxes (benefit)/provision, net of federal benefit						(1,600)												(4,500)	(2,800)	(6,603)	(2,243)	4,855
Transaction costs not deductible for tax purposes	100					(100)												400	100	759	1,257	1,416
Provision for/(reversal of) uncertain tax positions, net																				(2,600)		5,808
State NOL adjustment																					2,788
Change in effective tax rate																				(286)		459
Change in valuation allowance																				1,284
Foreign tax rate differential	(300)					(400)												800	(1,000)	991	(2,264)
Release of accrual for uncertain tax position						(2,600)													(2,600)
Other, net	1,200					700												1,800	1,500	(2,258)	(153)	(293)
(Benefit)/provision for income taxes	$ (4,400)	$ 10,094	[1]	$ 9,508	[2]	$ 8,424	[3],[4]	$ 9,269	[5]	$ 9,344	[6],[7]	$ 6,206	[8]	$ (3,541)	[10],[9]	$ (36,214)	[11]	$ 5,000	$ 17,700	$ 37,295	$ (24,205)	$ 26,871

[1]	The Company realized an increase in revenue and operating expenses beginning May 16, 2014 as a result of the acquisition of Geo.
[2]	The Company realized an increase in revenue and operating expenses beginning March 4, 2014 as a result of the acquisition of CoreXchange.
[3]	The Company realized an increase in revenue and operating expenses beginning October 1, 2013 as a result of the acquisition of Access.
[4]	The Company realized an increase in revenue and operating expenses beginning October 2, 2013 as a result of the acquisition of Fiberlink.
[5]	The Company realized an increase in revenue and operating expenses beginning August 1, 2013 as a result of the acquisition of Corelink.
[6]	The Company realized an increase in revenue and operating expenses beginning June 1, 2013 as a result of the acquisition of Core NAP.
[7]	During the quarter ended June 30, 2013, the Company recognized a charge of $10,197 for lease termination costs related to exit activities initiated for unutilized space associated with leased office and technical facilities-see Note 15-Commitments and Contingencies.
[8]	The Company realized an increase in revenue and operating expenses beginning December 31, 2012 as a result of the acquisition of Litecast.
[9]	The Company realized an increase in revenue and operating expenses beginning October 1, 2012 as a result of the acquisition of USCarrier.
[10]	The Company realized an increase in revenue and operating expenses beginning December 14, 2012 as a result of the acquisition of First Telecom.
[11]	The Company realized an increase in revenue and operating expenses beginning August 31, 2012 as a result of the acquisition of FiberGate.